Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 17,834	$ 56,075
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	62	1,826
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	31,944	3,849
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	572	144
Available-for-sale Securities, Gross unrealized losses, Fair Value	49,778	59,924
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	634	1,970
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	5,450
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	46
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Held-to-maturity Securities, Gross unrealized losses, Fair Value	5,450
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	46
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	3,143	4,722
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	6	208
Available-for-sale Securities, Gross unrealized losses, Fair Value	3,143	4,722
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	6	208
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	9,690	32,406
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	23	809
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	17,776
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	267
Available-for-sale Securities, Gross unrealized losses, Fair Value	27,466	32,406
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	290	809
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	2,053
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	32
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Held-to-maturity Securities, Gross unrealized losses, Fair Value	2,053
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	32
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,990	18,947
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	4	809
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	14,168	3,849
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	305	144
Available-for-sale Securities, Gross unrealized losses, Fair Value	16,158	22,796
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	309	953
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	3,011
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	29
Available-for-sale Securities, Gross unrealized losses, Fair Value	3,011
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	29
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	3,397
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	14
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Held-to-maturity Securities, Gross unrealized losses, Fair Value	3,397
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	$ 14